SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical)												1 Months Ended					12 Months Ended
		Aug. 16, 2022	Jul. 03, 2018	May 10, 2016	Oct. 18, 2013	Apr. 11, 2012	Mar. 15, 2011	Jan. 28, 2011	Jul. 27, 2010	Mar. 17, 2010	Jul. 22, 2005	Jun. 29, 2017	Apr. 24, 2016	Mar. 29, 2011	Jul. 27, 2010	Mar. 17, 2010	Dec. 31, 2021	Sep. 30, 2022
Gary Sumner [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]											Jun. 29, 2017
Interest rate	[1]											5.00%
Interest rate percentage	[1]											18.00%
Maturity date	[1]											Mar. 31, 2018
LTC International Corp [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]		Jul. 03, 2018
Interest rate	[1]		20.80%
Interest rate percentage	[1]		41.60%
Maturity date	[1]		Dec. 17, 2018
Richard Wynns [Member]
Short-Term Debt [Line Items]
Interest rate																	5.00%	5.00%
Maturity date											Dec. 31, 2006
Richard Wynns [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]														Jul. 27, 2010
Interest rate	[1]								18.00%						18.00%
Interest rate percentage	[1]								21.00%
Maturity date	[1]														Jan. 23, 2011
William Rittman [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]			May 10, 2016
Interest rate percentage	[1]			16.00%
Maturity date	[1]			Aug. 29, 2016
Barclay Lyons [Member]
Short-Term Debt [Line Items]
Interest rate																	21.00%	21.00%	[2]
Maturity date								Jul. 28, 2011
Barclay Lyons [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]						Mar. 15, 2011
Interest rate	[1]						18.99%
Interest rate percentage	[1]						28.99%			21.00%
Maturity date	[1]						Mar. 25, 2011
John Kroon [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]															Mar. 17, 2010
Interest rate	[1]									18.00%						18.00%
Maturity date	[1]															Sep. 13, 2010
Walter Jay Bell [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]				Oct. 18, 2013
Interest rate percentage	[1]				10.00%
Maturity date	[1]				Nov. 29, 2013
Bell [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]												Apr. 24, 2016
Interest rate percentage	[1]												10.00%
Maturity date	[1]												Sep. 30, 2016
George Ferch [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]													Mar. 29, 2011
Interest rate	[1]													0.00%
Interest rate percentage	[1]													21.00%
Maturity date														Jun. 27, 2011
Blackbridge [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]					Apr. 11, 2012
Interest rate	[1]					5.00%
Interest rate percentage	[1]					5.00%
Maturity date	[1]					May 25, 2012
Michael Sobeck [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Issuance date	[1]	Aug. 16, 2022
Interest rate percentage	[1]	12.00%
Note Payable 1 [Member]
Short-Term Debt [Line Items]
Issuance date																	Jun. 29, 2017
Interest rate																	5.00%
Interest rate percentage																	18.00%
Maturity date																	Mar. 31, 2018
Note Payable 2 [Member]
Short-Term Debt [Line Items]
Issuance date																	Jul. 03, 2018
Interest rate																	20.80%
Interest rate percentage																	41.60%
Maturity date																	Dec. 17, 2018
Note Payable 3 [Member]
Short-Term Debt [Line Items]
Issuance date																	Jul. 27, 2010
Interest rate																	18.00%
Interest rate percentage																	21.00%
Maturity date																	Jan. 23, 2011
Note Payable 4 [Member]
Short-Term Debt [Line Items]
Issuance date																	May 10, 2016
Interest rate																	16.00%
Maturity date																	Aug. 29, 2016
Note Payable 5 [Member]
Short-Term Debt [Line Items]
Issuance date																	Mar. 15, 2011
Interest rate																	18.99%
Interest rate percentage																	28.99%
Maturity date																	Mar. 25, 2011
Note Payable 6 [Member]
Short-Term Debt [Line Items]
Issuance date																	Mar. 17, 2010
Interest rate																	18.00%
Interest rate percentage																	21.00%
Maturity date																	Sep. 13, 2010
Note Payable 7 [Member]
Short-Term Debt [Line Items]
Issuance date																	Oct. 18, 2013
Interest rate percentage																	10.00%
Maturity date																	Nov. 29, 2013
Note Payable 8 [Member]
Short-Term Debt [Line Items]
Issuance date																	Apr. 24, 2016
Interest rate percentage																	10.00%
Maturity date																	Jun. 30, 2016
Note Payable 9 [Member]
Short-Term Debt [Line Items]
Issuance date																	Mar. 29, 2011
Interest rate																	21.00%
Interest rate percentage																	0.00%
Maturity date																	Jun. 27, 2011
Note Payable 10 [Member]
Short-Term Debt [Line Items]
Issuance date																	Apr. 11, 2012
Interest rate																	5.00%
Interest rate percentage																	5.00%
Maturity date																	May 25, 2012

[1]	Unless otherwise noted, interest is simple interest.
[2]	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.